UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

July
Date of reporting period:
January 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Strategic Municipal Income Fund
Class A / INTAX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 38	0.75% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,859,046,687
Total number of portfolio holdings	543
Portfolio turnover for the reporting period	10%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
New York	13.0%
Texas	10.8%
Illinois	9.4%
California	5.6%
Pennsylvania	4.9%
Puerto Rico	4.8%
Florida	4.3%
New Jersey	4.0%
Michigan	3.7%
Wisconsin	3.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit th
e Fund’s web
site inclu
ded at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Municipal Income Fund
Class C / RTCEX
Semi-Annual Shareholder
Re
port | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 76	1.50% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,859,046,687
Total number of portfolio holdings	543
Portfolio turnover for the reporting period	10%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/o
r DBRS, the
same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
New York	13.0%
Texas	10.8%
Illinois	9.4%
California	5.6%
Pennsylvania	4.9%
Puerto Rico	4.8%
Florida	4.3%
New Jersey	4.0%
Michigan	3.7%
Wisconsin	3.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Municipal Income Fund
Institutional Class / CATZX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 25	0.50% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,859,046,687
Total number of portfolio holdings	543
Portfolio turnover for the reporting period	10%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a per cen
tage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subjec
t to chan
ge, including daily.
Top States/Territories
New York	13.0%
Texas	10.8%
Illinois	9.4%
California	5.6%
Pennsylvania	4.9%
Puerto Rico	4.8%
Florida	4.3%
New Jersey	4.0%
Michigan	3.7%
Wisconsin	3.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Municipal Income Fund
Institutional 2 Class / CADNX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 25	0.50% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,859,046,687
Total number of portfolio holdings	543
Portfolio turnover for the reporting period	10%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio compositio
n is
subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Krol
l and
/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
New York	13.0%
Texas	10.8%
Illinois	9.4%
California	5.6%
Pennsylvania	4.9%
Puerto Rico	4.8%
Florida	4.3%
New Jersey	4.0%
Michigan	3.7%
Wisconsin	3.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Municipal Income Fund
Institutional 3 Class / CATYX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 23	0.45% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,859,046,687
Total number of portfolio holdings	543
Portfolio turnover for the reporting period	10%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwi se n
oted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “N ot rat
ed.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
New York	13.0%
Texas	10.8%
Illinois	9.4%
California	5.6%
Pennsylvania	4.9%
Puerto Rico	4.8%
Florida	4.3%
New Jersey	4.0%
Michigan	3.7%
Wisconsin	3.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Municipal Income Fund
Class S / CATSX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of October 2, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 16 (a)	0.50% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,859,046,687
Total number of portfolio holdings	543
Portfolio turnover for the reporting period	10%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fa
ct, and are subject to change, including daily.
Top States/Territories
New York	13.0%
Texas	10.8%
Illinois	9.4%
California	5.6%
Pennsylvania	4.9%
Puerto Rico	4.8%
Florida	4.3%
New Jersey	4.0%
Michigan	3.7%
Wisconsin	3.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Strategic Municipal Income Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Strategic Municipal Income Fund | 2025

Portfolio of Investments
January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 3.5%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 1.0%
Los Angeles Department of Water & Power(a),(b)
Revenue Bonds
Series 2023C-1 (TD Bank)
07/01/2057	4.050%	18,500,000	18,500,000
New York 2.5%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	1.850%	3,745,000	3,745,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	1.850%	8,800,000	8,800,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	1.850%	4,500,000	4,500,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	1.850%	2,000,000	2,000,000
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	1.850%	12,495,000	12,495,000
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	1.850%	1,580,000	1,580,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	1.850%	11,000,000	11,000,000
06/15/2050	1.850%	2,000,000	2,000,000
Total			46,120,000
Total Floating Rate Notes (Cost $64,620,000)			64,620,000

Municipal Bonds 95.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.8%
Black Belt Energy Gas District
Refunding Revenue Bonds
Gas Project
Series 2023D-1 (Mandatory Put 02/01/29)
06/01/2049	5.500%	3,200,000	3,390,210
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Black Belt Energy Gas District(b)
Revenue Bonds
Series 2024D (Mandatory Put 11/01/34)
03/01/2055	5.000%	3,000,000	3,204,909
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2049	5.250%	5,000,000	5,280,403
Energy Southeast, A Cooperative District
Revenue Bonds
Series 2024B (Mandatory Put 06/01/32)
07/01/2054	5.250%	4,250,000	4,579,697
Homewood Educational Building Authority
Revenue Bonds
Student Housing & Parking Project
Series 2024
10/01/2054	5.500%	1,500,000	1,560,225
10/01/2056	5.000%	1,685,000	1,659,879
Hoover Industrial Development Board(c)
Revenue Bonds
US Steel Corporation Project
Series 2019
10/01/2049	5.750%	4,500,000	4,688,373
Southeast Energy Authority
Revenue Bonds
Project #4
Series 2002B-1 (Mandatory Put 08/01/28)
05/01/2053	5.000%	8,695,000	9,020,375
Total			33,384,071
Arizona 1.0%
Arizona Industrial Development Authority
Revenue Bonds
Equitable School Revolving Fund
Series 2024
11/01/2054	5.000%	1,250,000	1,302,932
Macombs Facility Project Social Bonds
Series 2021A
07/01/2041	4.000%	775,000	728,086
07/01/2051	4.000%	850,000	746,894
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2054	5.000%	1,330,000	1,311,128
07/01/2059	5.000%	1,000,000	977,529
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Industrial Development Authority of the County of Pima (The)(d)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,700,000	1,389,999
06/15/2057	4.000%	500,000	399,241
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	6,500,000	6,208,744
Series 2018
02/15/2048	5.000%	1,070,000	1,023,149
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2024
07/01/2039	4.000%	2,415,000	2,243,049
07/01/2044	4.250%	1,700,000	1,543,498
Sierra Vista Industrial Development Authority(d)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2064	5.000%	1,500,000	1,432,970
Total			19,307,219
California 4.6%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign(c)
Revenue Bonds
Series 2024B (AGM)
07/01/2049	4.375%	2,750,000	2,686,039
07/01/2054	4.500%	2,205,000	2,164,334
California Community Choice Financing Authority(b)
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	3,480,000	3,768,212
California County Tobacco Securitization Agency(e)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	15,000,000	2,971,647
California Infrastructure & Economic Development Bank(b),(c),(d)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2024 (Mandatory Put 08/15/25)
01/01/2050	8.000%	7,700,000	7,929,925
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2057	5.000%	1,320,000	1,374,501
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	3,000,000	2,868,073
02/01/2042	5.000%	1,500,000	1,515,025
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2049	4.000%	2,500,000	2,186,477
California Municipal Finance Authority(d)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	985,116
Catalyst Impact Fund Housing
Series 2024
01/01/2039	6.000%	5,000,000	5,198,597
California Public Finance Authority(d)
Revenue Bonds
Enso Village Project - Green Bonds
Series 2021
11/15/2036	5.000%	500,000	506,030
11/15/2051	5.000%	1,000,000	932,118
Enso Village Project - TEMPS 85
Series 2021
05/15/2029	3.125%	2,510,000	2,458,018
The James
Series 2024A
06/01/2059	6.375%	2,000,000	1,945,268
California School Finance Authority(d)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,012,476
07/01/2046	6.375%	150,000	151,871
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	1,779,585
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	502,443
Compton Unified School District(e)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2037	0.000%	2,125,000	1,299,955
06/01/2038	0.000%	1,830,000	1,065,473
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Glendale Unified School District(e)
Prerefunded 09/01/25 Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	718,703
09/01/2033	0.000%	1,100,000	750,485
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement
Series 2022
06/01/2051	5.000%	3,000,000	3,098,641
Hastings Campus Housing Finance Authority
Revenue Bonds
Senior Green Bonds
Series 2020
07/01/2045	5.000%	3,500,000	3,296,181
Poway Unified School District(e)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	4,475,000	3,757,474
Riverside County Transportation Commission(e)
Revenue Bonds
Senior Lien
Series 2013 Escrowed to Maturity
06/01/2029	0.000%	1,000,000	873,031
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	1,079,758
San Diego County Regional Airport Authority(c)
Revenue Bonds
Private Activity
Series 2023
07/01/2053	5.000%	4,250,000	4,380,171
07/01/2058	5.250%	10,000,000	10,511,880
San Francisco City & County Airport Commission - International Airport(c)
Refunding Revenue Bonds
Series 2022A-2
05/01/2052	4.000%	2,875,000	2,633,784
San Francisco City & County Airport Commission - International Airport(c),(f)
Revenue Bonds
Second Series 2025A
05/01/2055	5.250%	6,500,000	6,862,408
State Center Community College District
Unlimited General Obligation Bonds
Series 2020B
08/01/2036	3.000%	2,275,000	2,180,212
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,005
Total			85,445,916
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado 2.9%
Aerotropolis Regional Transportation Authority
Revenue Bonds
Series 2021
12/01/2052	4.375%	2,865,000	2,415,662
City & County of Denver(e)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	4,094,300
City & County of Denver Airport System(c)
Refunding Revenue Bonds
Series 2022D
11/15/2053	5.000%	3,000,000	3,084,093
Subordinated Series 2018A
12/01/2048	4.000%	3,500,000	3,203,159
Revenue Bonds
Series 2022A
11/15/2047	5.000%	3,350,000	3,454,116
Colorado Bridge Enterprise(c)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,690,000	5,904,957
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2053	5.000%	10,000,000	9,383,947
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	12,500,000	11,632,814
08/01/2049	4.000%	2,595,000	2,338,848
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	850,000	850,402
Revenue Bonds
CommonSpirit Health Obligation Group
Series 2022
11/01/2042	5.000%	3,800,000	4,060,453
Colorado Housing & Finance Authority
Revenue Bonds
Multi-Family Project
Series 2019B-1
10/01/2039	3.000%	470,000	397,031
10/01/2049	3.250%	1,000,000	791,766
10/01/2054	3.400%	1,000,000	786,991
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fiddlers Business Improvement District(d)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	1,200,000	1,230,011
Total			53,628,550
Delaware 0.3%
Delaware State Health Facilities Authority
Refunding Revenue Bonds
Bayhealth Medical Center Project
Series 2017
07/01/2040	4.000%	2,640,000	2,607,080
Delaware State Housing Authority
Revenue Bonds
Series 2024B (GNMA)
07/01/2044	4.600%	1,135,000	1,140,754
07/01/2049	4.650%	995,000	1,003,252
07/01/2054	4.750%	795,000	800,269
Total			5,551,355
District of Columbia 1.6%
District of Columbia
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2049	4.000%	695,000	613,993
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Dulles Metrorail and Capital Improvements Project
Subordinated Series 2019
10/01/2053	4.000%	2,275,000	2,050,283
Metropolitan Washington Airports Authority(c)
Refunding Revenue Bonds
Series 2023A
10/01/2053	5.250%	5,000,000	5,218,375
Metropolitan Washington Airports Authority Aviation(c)
Refunding Revenue Bonds
Series 2024A
10/01/2054	5.500%	4,500,000	4,827,886
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	3,500,000	3,220,363
Washington Metropolitan Area Transit Authority
Revenue Bonds
Second Lien
Series 2024
07/15/2059	4.375%	13,435,000	13,235,606
Total			29,166,506
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida 4.1%
Capital Trust Agency, Inc.(d)
04/27/2021
07/01/2056	5.000%	4,625,000	4,388,373
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,250,000	3,085,695
Capital Trust Agency, Inc.(d),(g)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,430,000	857,500
12/01/2050	0.000%	1,000,000	250,000
Capital Trust Agency, Inc.(d),(e)
Subordinated
07/01/2061	0.000%	93,140,000	6,247,459
Capital Trust Authority(d)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2058	6.375%	2,300,000	2,397,659
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	3,000,000	3,012,490
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021A
09/01/2056	4.000%	4,000,000	3,293,513
City of Tampa(e)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2035	0.000%	650,000	421,979
09/01/2036	0.000%	700,000	433,549
09/01/2037	0.000%	700,000	412,247
County of Lee Airport
Revenue Bonds
Series 2024
10/01/2054	5.250%	2,000,000	2,086,871
County of Miami-Dade Seaport Department(c)
Refunding Revenue Bonds
Series 2023A
10/01/2052	5.250%	3,000,000	3,075,292
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Osceola Transportation(e)
Refunding Revenue Bonds
Series 2020A-2
10/01/2035	0.000%	2,700,000	1,729,683
10/01/2037	0.000%	4,000,000	2,316,450
10/01/2038	0.000%	1,500,000	822,808
10/01/2039	0.000%	3,300,000	1,712,109
Florida Development Finance Corp.(b),(c),(d)
Refunding Revenue Bonds
Brightline Florida Passenger Rail Project
Series 2024 (Mandatory Put 07/15/28)
07/15/2032	12.000%	1,500,000	1,607,413
Florida Development Finance Corp.(d)
Refunding Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2020
09/15/2040	5.000%	1,050,000	1,013,519
Hillsborough County Aviation Authority(c)
Revenue Bonds
Tampa International Airport
Subordinated Series 2018
10/01/2048	5.000%	3,450,000	3,483,227
Hillsborough County Industrial Developme
Refunding Revenue Bonds
BayCare Health System
Series 2024
11/15/2051	4.125%	11,000,000	10,331,688
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	2,000,000	1,810,878
Miami-Dade County Educational Facilities Authority
Revenue Bonds
Series 2018A
04/01/2053	5.000%	5,000,000	5,102,385
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	2,114,692
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015C
10/01/2040	5.000%	1,000,000	1,003,925
Orange County Health Facilities Authority
Revenue Bonds
Orlando Health Oblgated Group
Series 2025
10/01/2056	4.500%	3,750,000	3,675,566
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai
Series 2022
06/01/2041	4.000%	1,100,000	990,015
Toby & Leon Cooperman Sinai Residences of Boca Raton
Series 2022
06/01/2056	4.250%	1,000,000	836,837
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2041	4.000%	500,000	482,984
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2049	5.000%	2,350,000	2,280,984
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2039	5.250%	5,030,000	5,000,152
Total			76,277,942
Georgia 3.2%
Atlanta Urban Residential Finance Authority
Revenue Bonds
GE Tower Apartments
Series 2023B (Mandatory Put 06/01/25)
06/01/2027	5.750%	4,000,000	4,000,190
City of Atlanta Department of Aviation(c)
Revenue Bonds
Series 2022B
07/01/2052	5.000%	8,810,000	9,034,737
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2041	4.000%	1,000,000	982,960
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	2,000,000	1,999,737
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2042	5.000%	1,000,000	1,011,540
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Series 2020A
12/01/2040	3.050%	1,000,000	853,239
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
06/01/2048	3.750%	4,495,000	3,846,258
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	11,700,000	12,193,811
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	4,500,000	4,766,959
Main Street Natural Gas, Inc.(f)
Revenue Bonds
Series 2025A (Mandatory Put 06/01/32)
06/01/2055	5.000%	5,760,000	6,153,408
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	4,700,000	4,978,147
Series 2022 (AGM)
07/01/2052	5.000%	4,700,000	4,868,188
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2038	6.125%	3,515,000	3,580,170
12/01/2048	6.250%	1,960,000	1,971,950
Total			60,241,294
Idaho 0.4%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	6,000,000	5,049,037
Idaho Housing & Finance Association
Revenue Bonds
Series 2024A (GNMA)
01/01/2049	4.600%	2,830,000	2,842,651
Total			7,891,688
Illinois 9.4%
Chicago Board of Education
Revenue Bonds
Series 2023
04/01/2045	5.000%	1,000,000	1,026,776
04/01/2048	5.750%	1,125,000	1,206,659
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,605,251
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	2,925,527
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,992,021
Seires 2023A
12/01/2049	6.000%	3,300,000	3,552,703
Series 2018
12/01/2046	5.000%	2,500,000	2,444,527
Series 2022A
12/01/2047	4.000%	4,000,000	3,379,200
Series 2023A
12/01/2047	5.875%	4,600,000	4,920,516
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	517,109
Series 2022B
12/01/2037	4.000%	8,000,000	7,478,274
Chicago Board of Education(d)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	3,817,639
Chicago Board of Education(e)
Unlimited General Obligation Refunding Bonds
Series 2019A
12/01/2025	0.000%	2,000,000	1,937,222
Chicago O’Hare International Airport(c)
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2042	5.000%	8,895,000	8,994,537
Senior Lien
Series 2017G
01/01/2042	5.000%	2,650,000	2,679,654
01/01/2047	5.000%	1,000,000	1,005,365
Series 2017J
01/01/2037	5.000%	2,000,000	2,032,621
Series 2022
01/01/2048	4.500%	3,000,000	2,958,251
01/01/2055	5.000%	20,485,000	20,697,110
Series 2024A
01/01/2059	5.500%	3,000,000	3,197,402
TriPs Obligated Group
Series 2018
07/01/2038	5.000%	1,000,000	1,019,880
07/01/2048	5.000%	800,000	802,188
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Springfield Electric
Prerefunded 03/01/25 Refunding Revenue Bonds
Senior Lien
Series 2015 (AGM)
03/01/2040	4.000%	5,000,000	5,003,760
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2051	4.000%	1,000,000	867,085
Illinois Housing Development Authority
Refunding Revenue Bonds
Social Bonds
Series 2023H
10/01/2043	4.650%	7,500,000	7,584,574
Metropolitan Pier & Exposition Authority(e)
Refunding Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (BAM)
12/15/2054	0.000%	5,000,000	1,193,905
McCormick Place Expansion
Series 2022
12/15/2035	0.000%	1,200,000	790,975
12/15/2036	0.000%	2,500,000	1,575,959
Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (AGM)
12/15/2040	0.000%	10,000,000	5,202,598
McCormick Place Expansion Project
Series 2017
12/15/2054	0.000%	11,110,000	2,531,977
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
06/15/2052	4.000%	3,000,000	2,612,910
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,111,785
State of Illinois
Unlimited General Obligation Bonds
Series 2017A
12/01/2036	5.000%	5,000,000	5,177,110
Series 2018A
05/01/2032	5.000%	2,500,000	2,619,818
05/01/2033	5.000%	5,000,000	5,231,374
05/01/2039	5.000%	4,320,000	4,461,713
05/01/2040	5.000%	5,005,000	5,154,043
05/01/2041	5.000%	6,000,000	6,162,917
Series 2020
05/01/2039	5.500%	2,700,000	2,928,038
05/01/2045	5.750%	1,750,000	1,891,971
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020C
10/01/2042	4.000%	3,935,000	3,720,722
Series 2021B
12/01/2038	4.000%	3,970,000	3,896,550
Series 2022A
03/01/2042	5.500%	12,700,000	13,898,449
03/01/2047	5.500%	3,300,000	3,557,388
Series 2023B
05/01/2047	5.500%	1,750,000	1,888,500
05/01/2048	4.500%	400,000	393,359
Series 2024B
05/01/2046	4.250%	3,000,000	2,849,508
05/01/2049	5.250%	875,000	932,724
Total			174,430,144
Indiana 0.4%
City of Valparaiso(c),(d)
Refunding Revenue Bonds
Pratt Paper (IN) LLC Project
Series 2024
01/01/2044	4.875%	1,000,000	1,020,037
01/01/2054	5.000%	750,000	759,286
Indiana Housing & Community Development Authority
Revenue Bonds
Sustainable Bonds
Series 2024A-1 (GNMA)
07/01/2049	4.650%	4,150,000	4,179,961
Indianapolis Local Public Improvement Bond Bank
Revenue Bonds
Convention Center Hotel
Series 2023
03/01/2053	6.000%	1,665,000	1,774,889
Total			7,734,173
Iowa 1.0%
Iowa Finance Authority
Prerefunded 12/01/32 Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	5,000,000	5,714,607
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	9,395,000	8,255,262
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	5,000,000	5,020,377
Total			18,990,246
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky 0.9%
City of Henderson(c),(d)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2052	4.700%	1,500,000	1,469,237
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2037	5.000%	1,200,000	1,220,444
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	8,500,000	9,142,394
Kentucky Public Energy Authority(b)
Refunding Revenue Bonds
Series 2024B (Mandatory Put 08/01/32)
01/01/2055	5.000%	5,000,000	5,319,596
Total			17,151,671
Louisiana 1.2%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC
Series 2011
07/01/2036	6.000%	3,050,000	3,051,508
Louisiana Public Facilities Authority(d)
Refunding Revenue Bonds
Lake Charles Charter Academy
Series 2024
12/15/2043	5.000%	2,350,000	2,321,584
Louisiana Public Facilities Authority(c)
Revenue Bonds
I-10 Calcasieu River Bridge Public-Private Partnership Project
Series 2024
09/01/2064	5.750%	6,000,000	6,490,950
09/01/2066	5.000%	6,000,000	6,077,426
Louisiana Public Facilities Authority
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2057	5.000%	1,500,000	1,504,672
New Orleans Aviation Board(c)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	1,275,000	1,279,350
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Parish of St. James(d)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	1,250,000	1,369,148
Total			22,094,638
Maryland 1.2%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2039	3.200%	7,475,000	6,653,505
Revenue Bonds
Series 2019C
09/01/2039	3.000%	7,500,000	6,471,190
Maryland Economic Development Corp.(c)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
06/30/2055	5.250%	3,000,000	3,036,628
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	807,831
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2040	5.000%	1,200,000	1,201,792
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	3,425,793
Total			21,596,739
Massachusetts 1.3%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	6,868,823
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	2,008,615
Massachusetts Educational Financing Authority(c)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	2,895,000	2,631,959
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Port Authority(c)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,418,014
Revenue Bonds
Series 2019C
07/01/2044	5.000%	10,000,000	10,237,871
Total			23,165,282
Michigan 3.7%
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2043	4.000%	2,300,000	2,205,325
Series 2019A-1
10/01/2044	3.250%	1,500,000	1,259,388
Series 2019B
12/01/2044	3.100%	6,000,000	4,819,890
Series 2024A
12/01/2044	4.500%	1,225,000	1,228,081
12/01/2049	4.650%	1,100,000	1,109,165
12/01/2053	4.700%	1,610,000	1,612,985
Social Bond
Series 2022A
06/01/2043	4.100%	4,210,000	3,917,014
Social Bonds
Series 2023A
12/01/2048	4.900%	6,000,000	6,048,893
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	3,708,139
10/01/2047	3.850%	4,155,000	3,746,806
Michigan Strategic Fund(c)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	10,500,000	10,622,211
State of Michigan
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.250%	20,000,000	21,817,132
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	6,455,000	6,480,458
Total			68,575,487
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 1.4%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2032	4.000%	1,265,000	1,254,491
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	835,000	850,096
08/01/2043	5.250%	500,000	506,579
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	4,010,723
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2044	4.000%	1,500,000	1,364,050
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2048	4.250%	5,000,000	4,726,777
02/15/2053	5.000%	8,000,000	8,020,783
Hastings Independent School District No. 200(e)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,874,220
02/01/2034	0.000%	1,565,000	1,097,825
Minneapolis-St. Paul Metropolitan Airports Commission(c)
Refunding Revenue Bonds
Subordinated Series 2016D
01/01/2041	5.000%	750,000	757,276
St. Cloud Housing & Redevelopment Authority(h)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	2,830,000	2,196,637
Total			26,659,457
Missouri 1.4%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,932,101
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Medical Research Lutheran Services
Series 2016A
02/01/2036	5.000%	1,000,000	1,005,982
Kansas City Industrial Development Authority(c)
Revenue Bonds
Kansas City International Airport
Series 2020A
03/01/2045	4.000%	7,250,000	6,754,360
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,180,178
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan
Series 2024 (GNMA)
11/01/2044	4.450%	780,000	785,318
11/01/2049	4.600%	780,000	783,589
11/01/2054	4.700%	450,000	450,479
First Place Homeownership Loan Program
Series 2020A (GNMA)
05/01/2050	2.850%	985,000	702,205
Series 2024
11/01/2054	4.700%	2,500,000	2,502,660
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	4,771,047
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,490,092
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2032	5.000%	1,020,000	1,002,982
09/01/2042	5.000%	2,000,000	1,984,676
Total			25,345,669
Montana 0.0%
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2042	3.500%	330,000	285,048
12/01/2047	3.600%	430,000	356,315
Total			641,363
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska 0.9%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2044	5.000%	2,350,000	2,326,797
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2036	4.125%	2,000,000	1,974,044
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2044	4.000%	10,000,000	9,260,423
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2039	2.850%	3,090,000	2,590,901
09/01/2042	3.050%	375,000	312,494
Total			16,464,659
Nevada 0.2%
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	572,411
12/15/2045	5.125%	1,255,000	1,255,395
Series 2018A
12/15/2038	5.000%	415,000	415,951
12/15/2048	5.000%	2,000,000	1,945,890
Total			4,189,647
New Hampshire 0.8%
New Hampshire Business Finance Authority(d)
Revenue Bonds
Grand Prairie Project
Series 2024
12/15/2032	5.875%	3,000,000	2,939,722
Silverado Project
Series 2024
12/01/2028	5.000%	500,000	499,978
Tamarron Project
Series 2024
12/01/2035	5.250%	5,900,000	5,870,666
The Vista Project
Series 2019A
07/01/2046	5.625%	2,000,000	1,997,170
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Valencia Project
Series 2024
12/01/2032	5.300%	1,500,000	1,504,597
New Hampshire Business Finance Authority
Revenue Bonds
Highlands Project (The)
Series 2024
12/15/2030	5.125%	1,500,000	1,489,819
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	850,000	857,326
Total			15,159,278
New Jersey 4.0%
Camden County Improvement Authority (The)
Revenue Bonds
Social Bonds - Cooper Norcross Academy
Series 2022
06/15/2062	6.000%	1,540,000	1,624,168
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,268,621
New Jersey Economic Development Authority(c)
Refunding Revenue Bonds
New Jersey Natural Gas Co. Project
Series 2019
08/01/2041	3.000%	6,000,000	4,843,148
New Jersey Economic Development Authority
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	16,987,865
New Jersey Higher Education Student Assistance Authority(c)
Revenue Bonds
Series 2018A
12/01/2034	4.000%	65,000	64,958
12/01/2035	4.000%	65,000	64,958
New Jersey Housing & Mortgage Finance Agency(c)
Refunding Revenue Bonds
Series 2017D
11/01/2037	4.250%	1,525,000	1,511,354
Single Family Housing
Series 2018
10/01/2032	3.800%	1,925,000	1,861,044
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Single Family Housing
Series 2019C
10/01/2039	3.850%	2,885,000	2,816,467
New Jersey Transportation Trust Fund Authority
Prerefunded 12/15/28 Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	1,230,000	1,324,266
Prerefunded 12/15/32 Revenue Bonds
Transportation Program
Series 2022
06/15/2048	5.000%	3,750,000	4,316,765
Revenue Bonds
Transportation Program
Series 2015AA
06/15/2041	5.250%	6,000,000	6,020,344
Series 2023BB
06/15/2046	5.000%	5,255,000	5,610,518
Unrefunded Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	2,270,000	2,331,585
New Jersey Transportation Trust Fund Authority(e)
Revenue Bonds
Capital Appreciation Transportation System
Series 2010A
12/15/2030	0.000%	6,000,000	4,893,719
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2024C
01/01/2045	5.000%	3,250,000	3,516,930
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	3,081,200
01/01/2052	5.250%	6,250,000	6,776,382
South Jersey Port Corp.(c)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	2,900,000	2,919,684
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Subordinated Series 2018B
06/01/2046	5.000%	1,735,000	1,740,134
Total			74,574,110
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Mexico 0.2%
New Mexico Mortgage Finance Authority
Revenue Bonds
Series 2020 (GNMA)
07/01/2040	2.700%	2,010,000	1,622,305
Single Family Mortgage Program
Series 2019D Class I (GNMA)
07/01/2044	3.250%	2,275,000	1,913,105
Total			3,535,410
New York 10.5%
Albany Capital Resource Corp.
Revenue Bonds
Kipp Capital Region Public Charter Schools Project
Series 2024
06/01/2064	5.000%	425,000	424,614
Build NYC Resource Corp.(d)
Revenue Bonds
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2052	5.750%	1,000,000	1,045,535
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,418,039
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,685,557
Subordinated Series 2023E-1
04/01/2050	4.000%	3,900,000	3,702,623
Subordinated Series 2024C-1
09/01/2052	4.000%	7,000,000	6,610,106
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,642,799
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	3,000,000	2,620,313
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,605,000	1,956,851
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	10,935,000	11,186,883
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	1,802,014
Series 2019
11/01/2049	3.250%	6,235,000	4,950,213
New York City Municipal Water Finance Authority
Revenue Bonds
2nd General Resolution
Subordinated Series 2024
06/15/2050	4.000%	7,685,000	7,313,766
Series 2022CC-1
06/15/2052	4.000%	5,915,000	5,593,974
Subordinated Series 2024AA
06/15/2054	4.000%	1,750,000	1,649,063
Subordinated Series 2024CC-1
06/15/2054	5.250%	2,250,000	2,434,306
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2022A-1
08/01/2048	4.000%	2,100,000	2,018,125
Subordinated Series 2022F-1
02/01/2051	4.000%	2,000,000	1,903,315
Subordinated Series 2023A
05/01/2047	5.000%	10,000,000	10,602,694
Subordinated Series 2024C-S
05/01/2051	4.000%	3,600,000	3,423,968
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Subordinated Series 2020
06/15/2050	4.000%	345,000	328,334
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	3,610,000	2,945,752
New York State Dormitory Authority
Revenue Bonds
Series 2024A
03/15/2054	4.000%	3,685,000	3,435,398
New York State Environmental Facilities Corp.(c),(d)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	1,000,000	948,704
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,172,086
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	13,000,000	12,418,701
New York State Urban Development Corp.
Revenue Bonds
Series 2020E-3
03/15/2043	4.000%	4,650,000	4,581,370
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
JFK Airport Terminal 6 Redevelopment Project
Series 2024
12/31/2060	5.500%	6,250,000	6,601,862
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2040	5.000%	10,000,000	10,285,099
10/01/2045	4.375%	2,500,000	2,406,186
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	5,350,000	5,511,900
Series 2024
06/30/2054	5.500%	10,000,000	10,519,217
06/30/2060	5.500%	2,475,000	2,595,405
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	3,750,000	3,995,313
New York State Thruway Service Areas Project
Series 2021
04/30/2053	4.000%	1,500,000	1,253,370
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2042	4.000%	4,360,000	4,059,520
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
Series 2021-223
07/15/2046	4.000%	5,000,000	4,626,639
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2045	4.000%	2,775,000	2,577,629
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,399,587
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	7,950,000	8,222,120
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2022A
11/15/2052	4.000%	12,500,000	11,771,517
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	4,424,605
09/15/2047	5.250%	1,475,000	1,219,252
09/15/2053	5.250%	3,045,000	2,422,379
Westchester County Local Development Corp.(d)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	3,000,000	2,936,575
Total			194,643,278
North Carolina 1.2%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2019-42
01/01/2043	2.850%	2,270,000	1,771,356
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2036	4.000%	2,320,000	2,237,595
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,807,322
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,000,000	847,908
REX Health Care
Series 2020A
07/01/2049	4.000%	5,000,000	4,748,664
Twin Lakes Community
Series 2019A
01/01/2044	5.000%	2,000,000	2,019,276
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	2,000,000	2,045,176
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority(e)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,427,321
Triangle Expressway System
Series 2019
01/01/2043	0.000%	3,950,000	1,761,529
01/01/2045	0.000%	10,000,000	4,028,222
Total			22,694,369
North Dakota 0.5%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	720,000	670,718
Housing Finance Program
Series 2017 (FHA)
07/01/2040	3.550%	405,000	375,160
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	915,000	895,299
Series 2019C
07/01/2039	3.200%	1,530,000	1,364,428
Series 2024C
07/01/2049	4.750%	5,750,000	5,800,763
Total			9,106,368
Ohio 3.3%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	27,510,000	24,743,440
Columbus Regional Airport Authority(c),(f)
Refunding Revenue Bonds
John Glenn Columbus International Airport
Series 2025
01/01/2055	5.500%	12,000,000	12,848,059
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	1,975,000	1,714,673
12/01/2049	5.125%	1,270,000	1,041,866
Lake County Port & Economic Development Authority(d),(g)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	7,500,000	49,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Air Quality Development Authority(c)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	1,500,000	1,400,397
Ohio Higher Educational Facility Commission
Revenue Bonds
Ashtabula County Medical Center Obligated Group
Series 2022
01/01/2052	5.250%	250,000	256,614
Ohio Housing Finance Agency
Revenue Bonds
Series 2019B
09/01/2044	3.250%	2,000,000	1,658,479
Series 2024
09/01/2054	4.700%	4,990,000	5,006,306
Series 2024A (GNMA)
09/01/2049	4.550%	4,985,000	4,987,274
09/01/2054	4.650%	4,985,000	5,001,328
Summit County Development Finance Authority
Revenue Bonds
University of Akron Parking Project
Series 2023
12/01/2058	6.000%	2,000,000	2,171,858
Total			60,879,794
Oklahoma 0.5%
Oklahoma Turnpike Authority(f)
Revenue Bonds
Series 2025A
01/01/2054	5.500%	2,500,000	2,764,676
Series 2025A (ACA)
01/01/2055	4.250%	3,250,000	3,185,349
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,267,701
11/15/2045	5.250%	1,885,000	1,897,149
Total			9,114,875
Oregon 0.8%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2055	5.375%	1,500,000	1,499,645
Port of Portland Airport(c)
Revenue Bonds
Green Bonds
Series 2023-29
07/01/2048	5.500%	10,000,000	10,774,227
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,365,000	2,205,567
Total			14,479,439
Pennsylvania 4.9%
City of Philadelphia Airport(c)
Refunding Revenue Bonds
Private Activity
Series 2021 (AGM)
07/01/2046	4.000%	1,750,000	1,631,868
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2038	5.000%	545,000	545,167
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2043	5.000%	1,200,000	1,142,799
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	4,780,546
Luzerne County Industrial Development Authority(c)
Refunding Revenue Bonds
Pennsylvania-American Water Co. Project
Series 2019 (Mandatory Put 12/03/29)
12/01/2039	2.450%	3,500,000	3,148,542
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,270,000	1,287,360
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2043	4.000%	1,000,000	949,668
11/15/2045	5.000%	3,500,000	3,592,308
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2043	5.000%	675,000	687,263
08/15/2048	5.000%	1,500,000	1,516,133
Pennsylvania Economic Development Finance Authority
Refunding Revenue Bonds
Series 2017A (BAM)
11/15/2042	4.000%	10,000,000	9,690,739
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Presbyterian Senior Living Project
Series 2023
07/01/2046	5.250%	1,250,000	1,316,039
Revenue Bonds
Presbyterian Senior Living Project
Series 2023
07/01/2049	5.250%	1,250,000	1,307,193
Pennsylvania Economic Development Financing Authority(d),(g)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	1,687,500
Pennsylvania Economic Development Financing Authority(c)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	5,125,000	5,180,859
06/30/2042	5.000%	10,000,000	10,069,975
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2053	5.250%	5,000,000	5,154,653
06/30/2061	6.000%	3,000,000	3,267,533
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2042	3.650%	7,180,000	6,442,890
Revenue Bonds
Series 2019-130A
10/01/2034	2.500%	4,000,000	3,420,863
Series 2019-131A
10/01/2039	3.000%	3,000,000	2,572,800
Series 2024-146A
04/01/2053	4.750%	10,000,000	10,059,223
Philadelphia Gas Works Co.
Revenue Bonds
1998 General Ordinance
Series 2024 (AGM)
08/01/2054	5.250%	4,500,000	4,853,489
State Public School Building Authority
Prerefunded 12/01/26 Revenue Bonds
Philadelphia School District Project
Series 2016
06/01/2036	5.000%	5,000	5,201
Refunding Revenue Bonds
School District of Philadelphia
Series 2016
06/01/2036	5.000%	3,000,000	3,075,757
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Union County Hospital Authority
Revenue Bonds
Evangelical Community Hospital
Series 2018
08/01/2038	5.000%	3,065,000	3,158,033
Total			90,544,401
Puerto Rico 4.8%
Commonwealth of Puerto Rico(e),(i)
Revenue Notes
Series 2022
11/01/2051	0.000%	5,441,385	3,466,162
Subordinated Series 2022
11/01/2043	0.000%	3,753,600	2,353,507
Commonwealth of Puerto Rico(i)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2046	4.000%	3,200,000	2,876,082
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(i)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	16,145,000	16,300,430
Puerto Rico Electric Power Authority(g),(i)
Revenue Bonds
Series 2007TT
07/01/2022	0.000%	2,735,000	1,504,250
07/01/2032	0.000%	2,420,000	1,331,000
Series 2008WW
07/01/2033	0.000%	1,750,000	962,500
07/01/2038	0.000%	1,750,000	962,500
Series 2010CCC
07/01/2028	0.000%	6,000,000	3,300,000
Series 2010XX
07/01/2040	0.000%	6,500,000	3,575,000
Series 2012A
07/01/2042	0.000%	5,255,000	2,890,250
Puerto Rico Sales Tax Financing Corp.(e),(i)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	52,403,000	17,128,717
07/01/2051	0.000%	30,030,000	7,226,473
Puerto Rico Sales Tax Financing Corp.(i)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	25,420,000	25,412,267
Total			89,289,138
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 1.7%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	2,000,000	2,153,312
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Novant Health Obligated Group
Series 2024
11/01/2054	4.500%	4,250,000	4,194,972
11/01/2054	5.500%	7,500,000	8,180,198
South Carolina Public Service Authority
Revenue Bonds
Santee Cooper
Series 2022
12/01/2050	4.000%	5,155,000	4,755,855
Series 2022A
12/01/2047	4.000%	13,000,000	12,310,545
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2040	3.000%	870,000	738,968
Total			32,333,850
South Dakota 1.0%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	9,471,232
South Dakota Housing Development Authority
Refunding Revenue Bonds
Homeownership Mortgage
Series 2021A
11/01/2041	2.050%	5,660,000	3,919,743
Revenue Bonds
Series 2024A (GNMA)
11/01/2044	4.450%	2,500,000	2,518,680
05/01/2049	4.625%	3,410,000	3,428,741
Total			19,338,396
Tennessee 1.7%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2040	4.000%	1,800,000	1,730,675
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
East Tennessee Children’s Hospital
Series 2019
11/15/2048	4.000%	5,235,000	4,724,106
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	1,200,000	1,207,941
Series 2017A
07/01/2048	5.000%	835,000	841,531
New Memphis Arena Public Building Authority(e)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2032	0.000%	200,000	149,078
04/01/2033	0.000%	2,000,000	1,419,043
04/01/2038	0.000%	1,150,000	627,083
04/01/2039	0.000%	1,625,000	833,695
Shelby County Health & Educational Facility Board(d)
Revenue Bonds
Madrone Memphis Student Housing I LLC-University of Memphis Project
Series 2024
06/01/2056	5.250%	6,750,000	6,795,514
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2059	5.750%	7,000,000	4,844,694
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	450,000	395,797
07/01/2047	3.650%	895,000	779,750
Series 2018-1
07/01/2042	3.900%	435,000	407,930
Series 2024-1A
07/01/2044	4.500%	850,000	853,913
07/01/2049	4.700%	1,350,000	1,356,898
07/01/2054	4.800%	565,000	566,700
Social Bond
Series 2022-2
07/01/2042	4.250%	4,500,000	4,313,336
Total			31,847,684
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 10.8%
Angelina & Neches River Authority(c),(d),(g)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	0.000%	4,250,000	1,439,782
Arlington Higher Education Finance Corp.(d)
Revenue Bonds
Basis Texas Charter Schools, Inc.
Series 2024
06/15/2064	5.000%	1,000,000	978,047
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	5,128,032
Arlington Higher Education Finance Corp.
Revenue Bonds
Great Hearts America - Texas
Series 2024
08/15/2049	5.000%	450,000	440,842
08/15/2054	5.000%	600,000	578,595
Harmony Public Schools
Series 2024
02/15/2049	4.000%	6,250,000	5,869,909
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2048	4.000%	2,100,000	2,019,401
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	1,931,558
07/15/2036	4.000%	3,000,000	2,775,808
Series 2018
07/15/2033	5.000%	1,000,000	1,009,135
07/15/2037	5.000%	2,100,000	2,104,660
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Subordinated Series 2016
01/01/2041	4.000%	2,295,000	2,200,781
City of Austin Airport System(c)
Revenue Bonds
Series 2017B
11/15/2046	5.000%	1,000,000	1,003,240
City of Houston Airport System(c)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2048	5.250%	10,000,000	10,585,565
Revenue Bonds
Subordinated Series 2020A
07/01/2047	4.000%	5,550,000	5,123,102
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021A
07/01/2046	4.000%	8,400,000	7,811,087
United Airlines, Inc.
Series 2024B
07/15/2038	5.500%	3,300,000	3,543,628
City of San Antonio Electric & Gas Systems
Refunding Revenue Bonds
Series 2024B
02/01/2054	5.000%	3,285,000	3,456,603
Clifton Higher Education Finance Corp.
Refunding Revenue Bonds
IDEA Public Schools
Series 2024
08/15/2049	4.000%	1,625,000	1,519,320
08/15/2054	4.000%	2,000,000	1,836,796
Revenue Bonds
International Leadership
Series 2015
08/15/2038	5.750%	2,015,000	2,035,197
Series 2015A
12/01/2045	5.000%	400,000	400,003
Conroe Independent School District
Unlimited General Obligation Bonds
Series 2022A
02/15/2047	4.000%	4,170,000	4,009,679
County of Harris Toll Road
Revenue Bonds
First Lien
Series 2024A
08/15/2054	4.000%	6,875,000	6,333,868
Crowley Independent School District
Unlimited General Obligation Bonds
Series 2023
02/01/2053	4.250%	2,700,000	2,645,704
02/01/2053	5.250%	2,500,000	2,684,541
Series 2024
02/01/2054	4.250%	5,000,000	4,875,118
Cypress-Fairbanks Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	4.000%	11,550,000	10,968,564
Series 2024B
02/15/2049	4.000%	5,000,000	4,710,408
Dallas Fort Worth International Airport
Revenue Bonds
Series 2024
11/01/2049	4.000%	8,400,000	7,977,173
Eagle Mountain & Saginaw Independent School District
Unlimited General Obligation Bonds
Series 2024
08/15/2054	4.000%	2,875,000	2,712,124
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2024A
08/15/2049	4.000%	2,735,000	2,598,521
08/15/2054	4.250%	1,500,000	1,520,479
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	4,800,000	4,550,124
Katy Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	1,700,000	1,611,502
Series 2023
02/15/2053	4.000%	4,125,000	3,895,169
Lamar Consolidated Independent School District
Unlimited General Obligation Refunding Bonds
Series 2024
02/15/2054	4.000%	4,500,000	4,155,080
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	3,526,861
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	7.250%	4,500,000	4,461,379
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	448,868
11/15/2046	5.500%	750,000	624,666
Westminster Project
Series 2021
11/01/2049	4.000%	1,600,000	1,521,155
New Hope Cultural Education Facilities Finance Corp.(g)
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	0.000%	1,000,000	656,930
07/01/2047	0.000%	1,000,000	654,248
07/01/2052	0.000%	1,500,000	977,697
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	1,500,000	933,750
07/01/2051	0.000%	5,235,000	3,258,787
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	2,535,000	1,578,038
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	798,656	508,303
Northside Independent School District
Unlimited General Obligation Bonds
Series 2024A
08/15/2049	4.000%	2,500,000	2,375,248
08/15/2054	4.125%	3,500,000	3,374,138
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	382,309
Rockwall Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	4.000%	2,500,000	2,360,709
Sherman Independent School District
Unlimited General Obligation Bonds
Series 2023B
02/15/2053	5.000%	10,000,000	10,536,305
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Methodist Hospitals of Dallas
Series 2022
10/01/2047	4.000%	1,250,000	1,176,506
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2040	4.000%	500,000	490,285
Texas Private Activity Bond Surface Transportation Corp.(c)
Revenue Bonds
NTE Mobility Partners LLC North Tarrant Express Project
Series 2023
12/31/2058	5.500%	6,600,000	7,055,048
Segment 3C Project
Series 2019
06/30/2058	5.000%	20,000,000	20,188,298
Texas Transportation Commission(e)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2036	0.000%	950,000	577,742
08/01/2039	0.000%	600,000	308,629
Texas Water Development Board
Revenue Bonds
Series 2023A
10/15/2058	5.000%	2,500,000	2,665,063
Total			199,680,107
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 0.9%
City of Salt Lake City Airport(c)
Revenue Bonds
Series 2023A
07/01/2048	5.250%	3,000,000	3,147,713
Downtown East Streetcar Sewer Public Infrastructure District(d)
Limited General Obligation Bonds
Series 2022A
03/01/2053	6.000%	2,025,000	1,988,075
Salt Lake City Corp. Airport(c)
Revenue Bonds
Series 2017A
07/01/2042	5.000%	6,700,000	6,786,002
UIPA Crossroads Public Infrastructure District(d)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,760,000	2,562,261
Utah Charter School Finance Authority(d)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	2,840,000	2,468,889
Total			16,952,940
Virginia 0.9%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	7,255,000	7,290,740
Virginia Small Business Financing Authority(c)
Refunding Revenue Bonds
Senior Lien - 95 Express Lanes LLC Project
Series 2022
01/01/2048	4.000%	3,750,000	3,322,837
Senior Lien - I-495 HOT Lanes Project
Series 2022
12/31/2057	5.000%	2,500,000	2,542,426
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	4,125,000	4,144,518
Total			17,300,521
Washington 0.8%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	3,758,668
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,000,000	1,008,348
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	5,000,000	4,594,970
Washington State Housing Finance Commission
Refunding Revenue Bonds
Emerald Heights Project
Series 2023A
07/01/2048	5.000%	500,000	514,444
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Presbyterian Retirement Co.
Series 2016
01/01/2046	5.000%	2,000,000	1,886,980
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	1,175,000	1,272,659
07/01/2059	6.250%	1,165,000	1,265,513
07/01/2063	6.375%	650,000	708,272
Total			15,009,854
Wisconsin 3.6%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2039	5.000%	2,230,000	2,251,003
09/01/2054	5.000%	1,000,000	957,414
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	2,690,000	2,424,612
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2037	4.000%	2,000,000	1,986,370
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	2,433,255
Series 2023A
07/01/2062	5.750%	9,517,364	9,869,290
Public Finance Authority(d)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	411,399
05/15/2047	5.250%	220,000	217,532
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	500,000	484,735
Revenue Bonds
Bonnie Cone Classical Academy
Series 2024
06/15/2059	5.625%	3,880,000	3,830,481
Bridgewater Project
RAN Series 2024
12/15/2030	5.625%	3,436,679	3,432,278
Candela Project
Series 2023
12/15/2029	6.125%	800,000	797,423
Mayfair Project
RAN Series 2024A-4
11/15/2032	5.500%	1,550,000	1,551,003
WFCS Portfolio Project
Series 2021
01/01/2056	5.000%	1,000,000	948,769
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,500,000	3,323,056
Public Finance Authority(d),(e)
Revenue Bonds
Subordinated Series 2023B
07/01/2062	0.000%	5,000,000	3,662,500
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2046	4.000%	7,000,000	6,572,085
Wisconsin Center District(e)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2055	0.000%	15,000,000	3,326,375
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	5,000,000	4,533,085
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	3,772,959
Series 2018B
07/01/2033	4.250%	1,250,000	1,149,084
07/01/2043	4.500%	1,375,000	1,147,479
07/01/2048	5.000%	500,000	427,137
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Marshfield Clinic Health System
Series 2024 (BAM)
02/15/2054	5.500%	3,245,000	3,491,058
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,465,000	3,230,520
Wisconsin Housing & Economic Development Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	2.700%	1,000,000	866,141
03/01/2039	3.000%	195,000	169,570
Total			67,266,613
Total Municipal Bonds (Cost $1,861,641,498)			1,781,684,141

Municipal Short Term 0.2%
Issue Description	Yield	Principal Amount ($)	Value ($)
Florida 0.2%
Florida Development Finance Corp.(b),(c),(d)
Revenue Bonds
Series 2024 (Mandatory Put 02/14/25)
07/01/2057	7.920%	2,500,000	2,596,197
Total Municipal Short Term (Cost $2,500,000)			2,596,197

Money Market Funds 1.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 1.989%(j)	20,473,553	20,475,600
Total Money Market Funds (Cost $20,473,553)		20,475,600
Total Investments in Securities (Cost $1,949,235,051)		1,869,375,938
Other Assets & Liabilities, Net		(10,329,251)
Net Assets		$1,859,046,687
At January 31, 2025, securities and/or cash totaling $1,182,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(591)	03/2025	USD	(64,326,656)	—	(124,933)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2025.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2025, the total value of these securities amounted to $152,464,289, which represents 8.20% of total net assets.

(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a security in default.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2025.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(i)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2025, the total value of these securities amounted to $89,289,138, which represents 4.80% of total net assets.

(j)	The rate shown is the seven-day current annualized yield at January 31, 2025.
Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
RAN	Revenue Anticipation Note
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	64,620,000	—	64,620,000
Municipal Bonds	—	1,781,684,141	—	1,781,684,141
Municipal Short Term	—	2,596,197	—	2,596,197
Money Market Funds	20,475,600	—	—	20,475,600
Total Investments in Securities	20,475,600	1,848,900,338	—	1,869,375,938
Investments in Derivatives
Liability
Futures Contracts	(124,933)	—	—	(124,933)
Total	20,350,667	1,848,900,338	—	1,869,251,005
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Statement of Assets and Liabilities
January 31, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,949,235,051)	$1,869,375,938
Cash	87,733
Margin deposits on:
Futures contracts	1,182,000
Receivable for:
Investments sold	2,477,580
Capital shares sold	11,556,821
Dividends	36,807
Interest	18,145,057
Variation margin for futures contracts	230,860
Expense reimbursement due from Investment Manager	2,795
Prepaid expenses	10,622
Other assets	25,061
Total assets	1,903,131,274
Liabilities
Payable for:
Investments purchased	2,606,540
Investments purchased on a delayed delivery basis	31,613,113
Capital shares redeemed	3,576,311
Distributions to shareholders	5,998,911
Management services fees	23,457
Distribution and/or service fees	5,299
Transfer agent fees	73,757
Compensation of chief compliance officer	162
Compensation of board members	808
Other expenses	9,995
Deferred compensation of board members	176,234
Total liabilities	44,084,587
Net assets applicable to outstanding capital stock	$1,859,046,687
Represented by
Paid in capital	2,127,416,009
Total distributable earnings (loss)	(268,369,322)
Total - representing net assets applicable to outstanding capital stock	$1,859,046,687
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Statement of Assets and Liabilities (continued)
January 31, 2025 (Unaudited)
Class A
Net assets	$624,149,293
Shares outstanding	42,420,418
Net asset value per share	$14.71
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$15.16
Class C
Net assets	$37,879,874
Shares outstanding	2,572,881
Net asset value per share	$14.72
Institutional Class
Net assets	$1,006,262,202
Shares outstanding	68,524,394
Net asset value per share	$14.68
Institutional 2 Class
Net assets	$49,247,750
Shares outstanding	3,353,433
Net asset value per share	$14.69
Institutional 3 Class
Net assets	$133,267,947
Shares outstanding	9,060,675
Net asset value per share	$14.71
Class S
Net assets	$8,239,621
Shares outstanding	561,093
Net asset value per share	$14.68
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Statement of Operations
Six Months Ended January 31, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$132,150
Interest	40,124,788
Total income	40,256,938
Expenses:
Management services fees	4,305,487
Distribution and/or service fees
Class A	801,852
Class C	204,466
Transfer agent fees
Class A	205,682
Advisor Class	7,762
Class C	13,102
Institutional Class	309,919
Institutional 2 Class	13,814
Institutional 3 Class	4,156
Class S	1,865
Custodian fees	8,835
Printing and postage fees	30,342
Registration fees	79,961
Accounting services fees	16,582
Legal fees	61,061
Compensation of chief compliance officer	162
Compensation of board members	15,215
Deferred compensation of board members	13,971
Other	23,357
Total expenses	6,117,591
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(481,656)
Total net expenses	5,635,935
Net investment income	34,621,003
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(6,236,956)
Futures contracts	(171,890)
Net realized loss	(6,408,846)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(11,561,180)
Futures contracts	(124,933)
Net change in unrealized appreciation (depreciation)	(11,686,113)
Net realized and unrealized loss	(18,094,959)
Net increase in net assets resulting from operations	$16,526,044
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
Operations
Net investment income	$34,621,003	$65,282,724
Net realized loss	(6,408,846)	(41,385,188)
Net change in unrealized appreciation (depreciation)	(11,686,113)	92,043,788
Net increase in net assets resulting from operations	16,526,044	115,941,324
Distributions to shareholders
Net investment income and net realized gains
Class A	(11,710,658)	(23,867,104)
Advisor Class	(486,562)	(1,636,000)
Class C	(592,230)	(1,382,618)
Institutional Class	(18,837,088)	(33,711,201)
Institutional 2 Class	(965,791)	(1,732,699)
Institutional 3 Class	(2,655,537)	(5,394,005)
Class S	(113,159)	—
Total distributions to shareholders	(35,361,025)	(67,723,627)
Increase (decrease) in net assets from capital stock activity	74,511,712	(17,549,936)
Total increase in net assets	55,676,731	30,667,761
Net assets at beginning of period	1,803,369,956	1,772,702,195
Net assets at end of period	$1,859,046,687	$1,803,369,956
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2025 (Unaudited)		July 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,994,230	59,384,532	6,991,259	100,619,897
Distributions reinvested	760,550	11,322,307	1,608,959	23,099,495
Shares redeemed	(5,362,612)	(79,670,005)	(11,383,606)	(161,811,866)
Net decrease	(607,832)	(8,963,166)	(2,783,388)	(38,092,474)
Advisor Class
Shares sold	165,259	2,463,664	1,068,506	15,322,893
Distributions reinvested	26,250	391,752	114,159	1,635,995
Shares redeemed	(2,879,010)	(42,883,276)	(2,216,485)	(31,300,514)
Net decrease	(2,687,501)	(40,027,860)	(1,033,820)	(14,341,626)
Class C
Shares sold	206,672	3,088,647	500,669	7,176,878
Distributions reinvested	37,652	560,916	90,020	1,292,303
Shares redeemed	(506,869)	(7,543,343)	(1,390,258)	(19,846,494)
Net decrease	(262,545)	(3,893,780)	(799,569)	(11,377,313)
Institutional Class
Shares sold	15,460,297	229,705,963	26,844,910	383,662,424
Distributions reinvested	1,160,280	17,234,330	2,129,164	30,530,509
Shares redeemed	(9,006,792)	(133,637,746)	(26,491,035)	(374,710,825)
Net increase	7,613,785	113,302,547	2,483,039	39,482,108
Institutional 2 Class
Shares sold	684,830	10,231,438	2,153,701	30,158,218
Distributions reinvested	64,999	965,762	120,765	1,732,684
Shares redeemed	(494,309)	(7,298,488)	(1,098,208)	(15,435,454)
Net increase	255,520	3,898,712	1,176,258	16,455,448
Institutional 3 Class
Shares sold	1,314,911	19,494,240	2,727,945	39,000,309
Distributions reinvested	92,716	1,379,680	189,615	2,721,677
Shares redeemed	(1,285,269)	(19,144,285)	(3,631,351)	(51,398,065)
Net increase (decrease)	122,358	1,729,635	(713,791)	(9,676,079)
Class S
Shares sold	656,295	9,879,848	—	—
Distributions reinvested	7,642	113,094	—	—
Shares redeemed	(102,844)	(1,527,318)	—	—
Net increase	561,093	8,465,624	—	—
Total net increase (decrease)	4,994,878	74,511,712	(1,671,271)	(17,549,936)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

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Columbia Strategic Municipal Income Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2025 (Unaudited)	$14.86	0.27	(0.15)	0.12	(0.27)	—	(0.27)
Year Ended 7/31/2024	$14.41	0.53	0.47	1.00	(0.55)	—	(0.55)
Year Ended 7/31/2023	$15.07	0.47	(0.65)	(0.18)	(0.48)	—	(0.48)
Year Ended 7/31/2022	$17.28	0.36	(2.14)	(1.78)	(0.37)	(0.06)	(0.43)
Year Ended 7/31/2021(g)	$16.69	0.37	0.59	0.96	(0.37)	—	(0.37)
Year Ended 7/31/2020(g)	$16.48	0.44	0.25	0.69	(0.44)	(0.04)	(0.48)
Class C
Six Months Ended 1/31/2025 (Unaudited)	$14.87	0.21	(0.14)	0.07	(0.22)	—	(0.22)
Year Ended 7/31/2024	$14.42	0.42	0.47	0.89	(0.44)	—	(0.44)
Year Ended 7/31/2023	$15.08	0.36	(0.65)	(0.29)	(0.37)	—	(0.37)
Year Ended 7/31/2022	$17.29	0.24	(2.14)	(1.90)	(0.25)	(0.06)	(0.31)
Year Ended 7/31/2021(g)	$16.71	0.25	0.58	0.83	(0.25)	—	(0.25)
Year Ended 7/31/2020(g)	$16.49	0.32	0.26	0.58	(0.32)	(0.04)	(0.36)
Institutional Class
Six Months Ended 1/31/2025 (Unaudited)	$14.83	0.29	(0.15)	0.14	(0.29)	—	(0.29)
Year Ended 7/31/2024	$14.38	0.56	0.47	1.03	(0.58)	—	(0.58)
Year Ended 7/31/2023	$15.04	0.50	(0.65)	(0.15)	(0.51)	—	(0.51)
Year Ended 7/31/2022	$17.25	0.40	(2.14)	(1.74)	(0.41)	(0.06)	(0.47)
Year Ended 7/31/2021(g)	$16.66	0.41	0.59	1.00	(0.41)	—	(0.41)
Year Ended 7/31/2020(g)	$16.45	0.48	0.25	0.73	(0.48)	(0.04)	(0.52)
Institutional 2 Class
Six Months Ended 1/31/2025 (Unaudited)	$14.83	0.29	(0.14)	0.15	(0.29)	—	(0.29)
Year Ended 7/31/2024	$14.38	0.57	0.46	1.03	(0.58)	—	(0.58)
Year Ended 7/31/2023	$15.04	0.50	(0.64)	(0.14)	(0.52)	—	(0.52)
Year Ended 7/31/2022	$17.25	0.40	(2.14)	(1.74)	(0.41)	(0.06)	(0.47)
Year Ended 7/31/2021(g)	$16.66	0.41	0.60	1.01	(0.42)	—	(0.42)
Year Ended 7/31/2020(g)	$16.45	0.48	0.25	0.73	(0.48)	(0.04)	(0.52)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2025 (Unaudited)	$14.71	0.83%	0.80%	0.75%	3.56%	10%	$624,149
Year Ended 7/31/2024	$14.86	7.13%	0.82% (c)	0.76% (c)	3.67%	33%	$639,344
Year Ended 7/31/2023	$14.41	(1.11% )	0.80% (c)	0.77% (c)	3.24%	19%	$660,007
Year Ended 7/31/2022	$15.07	(10.43% )	0.78% (c),(d)	0.78% (c),(d),(e),(f)	2.24%	29%	$760,677
Year Ended 7/31/2021 (g)	$17.28	5.91%	0.78% (h)	0.78% (f),(h)	2.21%	14%	$916,301
Year Ended 7/31/2020 (g)	$16.69	4.25%	0.80% (i)	0.80% (e),(f),(i)	2.66%	32%	$843,707
Class C
Six Months Ended 1/31/2025 (Unaudited)	$14.72	0.44%	1.55%	1.50%	2.81%	10%	$37,880
Year Ended 7/31/2024	$14.87	6.32%	1.57% (c)	1.51% (c)	2.91%	33%	$42,157
Year Ended 7/31/2023	$14.42	(1.85% )	1.55% (c)	1.53% (c)	2.48%	19%	$52,403
Year Ended 7/31/2022	$15.08	(11.09% )	1.53% (c),(d)	1.53% (c),(d),(e),(f)	1.48%	29%	$69,643
Year Ended 7/31/2021 (g)	$17.29	4.93%	1.53% (h)	1.53% (f),(h)	1.46%	14%	$90,170
Year Ended 7/31/2020 (g)	$16.71	3.73%	1.55% (i)	1.55% (e),(f),(i)	1.91%	32%	$91,717
Institutional Class
Six Months Ended 1/31/2025 (Unaudited)	$14.68	0.95%	0.55%	0.50%	3.82%	10%	$1,006,262
Year Ended 7/31/2024	$14.83	7.40%	0.57% (c)	0.51% (c)	3.93%	33%	$903,278
Year Ended 7/31/2023	$14.38	(0.87% )	0.55% (c)	0.53% (c)	3.47%	19%	$840,109
Year Ended 7/31/2022	$15.04	(10.22% )	0.53% (c),(d)	0.53% (c),(d),(e),(f)	2.45%	29%	$1,068,842
Year Ended 7/31/2021 (g)	$17.25	6.00%	0.53% (h)	0.53% (f),(h)	2.46%	14%	$1,559,431
Year Ended 7/31/2020 (g)	$16.66	4.77%	0.55% (i)	0.55% (e),(f),(i)	2.91%	32%	$1,218,644
Institutional 2 Class
Six Months Ended 1/31/2025 (Unaudited)	$14.69	1.02%	0.54%	0.50%	3.82%	10%	$49,248
Year Ended 7/31/2024	$14.83	7.41%	0.56% (c)	0.50% (c)	3.95%	33%	$45,945
Year Ended 7/31/2023	$14.38	(0.86% )	0.55% (c)	0.52% (c)	3.47%	19%	$27,632
Year Ended 7/31/2022	$15.04	(10.22% )	0.52% (c),(d)	0.52% (c),(d),(f)	2.44%	29%	$40,187
Year Ended 7/31/2021 (g)	$17.25	6.01%	0.53% (h)	0.52% (f),(h)	2.47%	14%	$62,604
Year Ended 7/31/2020 (g)	$16.66	4.78%	0.54% (i)	0.54% (f),(i)	2.91%	32%	$51,339
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2025 (Unaudited)	$14.85	0.29	(0.13)	0.16	(0.30)	—	(0.30)
Year Ended 7/31/2024	$14.40	0.57	0.47	1.04	(0.59)	—	(0.59)
Year Ended 7/31/2023	$15.06	0.51	(0.65)	(0.14)	(0.52)	—	(0.52)
Year Ended 7/31/2022	$17.28	0.41	(2.15)	(1.74)	(0.42)	(0.06)	(0.48)
Year Ended 7/31/2021(g)	$16.69	0.42	0.60	1.02	(0.43)	—	(0.43)
Year Ended 7/31/2020(g)	$16.47	0.48	0.26	0.74	(0.48)	(0.04)	(0.52)
Class S
Six Months Ended 1/31/2025 (Unaudited)(j)	$15.14	0.19	(0.46)	(0.27)	(0.19)	—	(0.19)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)
Ratios include the impact of voluntary waivers paid by the Investment Manager. If the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by less than 0.01%.

(g)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(h)
Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

(i)
Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

(j)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Municipal Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2025 (Unaudited)	$14.71	1.05%	0.49%	0.45%	3.87%	10%	$133,268
Year Ended 7/31/2024	$14.85	7.45%	0.51% (c)	0.45% (c)	3.97%	33%	$132,767
Year Ended 7/31/2023	$14.40	(0.81% )	0.50% (c)	0.47% (c)	3.53%	19%	$139,010
Year Ended 7/31/2022	$15.06	(10.21% )	0.48% (c),(d)	0.47% (c),(d),(f)	2.55%	29%	$165,440
Year Ended 7/31/2021 (g)	$17.28	6.24%	0.48% (h)	0.47% (f),(h)	2.51%	14%	$181,928
Year Ended 7/31/2020 (g)	$16.69	4.58%	0.49% (i)	0.49% (f),(i)	2.96%	32%	$104,667
Class S
Six Months Ended 1/31/2025 (Unaudited)(j)	$14.68	(1.78% )	0.57%	0.50%	3.96%	10%	$8,240
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements
January 31, 2025 (Unaudited)
Note 1. Organization
Columbia Strategic Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the

Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the
Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears

Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
At January 31, 2025, the Fund had no outstanding derivatives.
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	124,933 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(171,890)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(124,933)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended January 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	12,768,662
Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2025 was 0.46% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.06
Advisor Class	0.02 (a)
Class C	0.06
Institutional Class	0.06
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class S	0.07

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2025, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $387,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2024, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	118,172
Class C	—	1.00 (b)	1,114

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.

Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through November 30, 2025 (%)
Class A	0.75
Class C	1.50
Institutional Class	0.50
Institutional 2 Class	0.50
Institutional 3 Class	0.45
Class S	0.50
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,949,235,000	20,607,000	(100,591,000)	(79,984,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(91,933,049)	(84,716,543)	(176,649,592)
Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $175,656,083 and $179,642,947, respectively, for the six months ended January 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2025.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.

Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain;
Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At January 31, 2025, affiliated shareholders of record owned 47.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly

Columbia Strategic Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
(10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Strategic Municipal Income Fund  | 2025

Columbia Strategic Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR118_07_R01_(03/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 25, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	March 25, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	March 25, 2025